Segment Information Level 3 (Tables)	12 Months Ended
Dec. 31, 2014
Segment Information [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Net Sales(1):

	Year Ended December 31,
	2014	2013	2012
United States	$2,189	$2,109	$2,005
Netherlands	856	887	902
Germany	282	280	298
Canada	429	357	336
Other international	1,381	1,257	1,215
Total	$5,137	$4,890	$4,756

Depreciation and Amortization Expense by Segment [Table Text Block]

	Year Ended December 31,
	2014	2013	2012
Epoxy, Phenolic and Coating Resins(2)	$290	$279	$351
Forest Products Resins(3)	255	235	205
Corporate and Other	(83)	(68)	(57)
Total	$462	$446	$499

 Depreciation and Amortization Expense:

Schedule of Segment Reporting Information, by Segment [Table Text Block]
Total Assets:

	As of December 31,
	2014	2013
Epoxy, Phenolic and Coating Resins	$1,531	$1,544
Forest Products Resins	857	818
Corporate and Other	286	509
Total	$2,674	$2,871
Segment EBITDA:

	Year Ended December 31,
	2014	2013	2012
Epoxy, Phenolic and Coating Resins(2)	$290	$279	$351
Forest Products Resins(3)	255	235	205
Corporate and Other	(83)	(68)	(57)
Total	$462	$446	$499
Net Sales(1):

	Year Ended December 31,
	2014	2013	2012
Epoxy, Phenolic and Coating Resins	$3,277	$3,126	$3,022
Forest Products Resins	1,860	1,764	1,734
Total	$5,137	$4,890	$4,756

Capital Expenditures by Segment [Table Text Block]	Capital Expenditures(4):

	Year Ended December 31,
	2014	2013	2012
Epoxy, Phenolic and Coating Resins	$94	$86	$89
Forest Products Resins	85	52	41
Corporate and Other	4	7	3
Total	$183	$145	$133

Reconciliation of Segment EBITDA to Net Income [Table Text Block]
Reconciliation of Segment EBITDA to Net (Loss) Income:

	Year Ended December 31,
	2014	2013	2012
Segment EBITDA:
Epoxy, Phenolic and Coating Resins	$290	$279	$351
Forest Products Resins	255	235	205
Corporate and Other	(83)	(68)	(57)
Total	$462	$446	$499

Reconciliation:
Items not included in Segment EBITDA:
Asset impairments	$(5)	$(181)	$(23)
Business realignment costs	(47)	(21)	(35)
Integration costs	—	(10)	(12)
Realized and unrealized foreign currency losses	(32)	(2)	(3)
Unrealized (losses) gains on pension and OPEB plan liabilities	(102)	68	(134)
Other	(25)	(35)	(39)
Total adjustments	(211)	(181)	(246)
Loss on extinguishment of debt	—	(6)	—
Interest expense, net	(308)	(303)	(263)
Income tax (expense) benefit	(22)	(379)	410
Depreciation and amortization	(144)	(148)	(153)
Net (loss) income attributable to Hexion Inc.	(223)	(571)	247
Net loss attributable to noncontrolling interest	(1)	(1)	(1)
Net (loss) income	$(224)	$(572)	$246

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]	Long-Lived Assets:

	As of December 31,
	2014	2013
United States	$653	$590
Netherlands	155	184
Germany	103	109
Other international	344	358
Total	$1,255	$1,241